UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Report for the Quarter Ended December31, 2009

If Amended report check here:	______	Amended number:

This Amendment (check only one):_______	is a restatement
						_______adds new holdings entries
J.P. MARVEL INVESTMENT ADVISORS INC.
_____________________________________________________________________
________________
Name of Institutional Investment Manager Filing this Report

265 FRANKLIN STREET, BOSTON, MASSACHUSETTS  02110
_____________________________________________________________________
________________
(Business Address)		(Street)		(City)		(State)
		(Zip)

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete , and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

JOSEPH F. PATTON JR. 		PRESIDENT & CEO 617-342-5610
_____________________________________________________________________
________________
(Name)				(Title)				(Phone)



	__________________________________________
						(Manual Signature of Person Duly
Authorized to Submit							This Report)

					Boston, MA, February 7, 2010

	__________________________________________
						(Place and Date of Signing)








Report Type:

(X)	13 Holdings Report
( )	13 F Notice
( )	13 F Combination Report

Form F Summary Page

Report Summary:

Number of Other Included Managers: 0
Form  13F Information Table Entry Total: 94
Form 13F Information Table Value Total: $161713
(Thousands)



(Place and Date of Signing)






UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Report for the Quarter Ended December31, 2009

If Amended report check here:	______	Amended number:

This Amendment (check only one):_______	is a restatement
						_______adds new holdings entries
J.P. MARVEL INVESTMENT ADVISORS INC.
_____________________________________________________________________
________________
Name of Institutional Investment Manager Filing this Report

265 FRANKLIN STREET, BOSTON, MASSACHUSETTS  02110
_____________________________________________________________________
________________
(Business Address)		(Street)		(City)		(State)
		(Zip)

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete , and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

JOSEPH F. PATTON JR. 		PRESIDENT & CEO 617-342-5610
_____________________________________________________________________
________________
(Name)				(Title)				(Phone)



	__________________________________________
						(Manual Signature of Person Duly
Authorized to Submit							This Report)

					Boston, MA, February 7, 2010

	__________________________________________
						(Place and Date of Signing)








Report Type:

(X)	13 Holdings Report
( )	13 F Notice
( )	13 F Combination Report

Form F Summary Page

Report Summary:

Number of Other Included Managers: 0
Form  13F Information Table Entry Total: 94
Form 13F Information Table Value Total: $161713
(Thousands)



(Place and Date of Signing)
























































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP                       COM              000361105     1351    58790 SH       SOLE                    58790
ABB LTD SPON ADR               COM              000375204     2303   120590 SH       SOLE                   120590
ALKERMES, INC.                 COM              01642T108      249    26500 SH       SOLE                    26500
ALLIANT TECHSYSTEMS INC        COM              018804104      377     4275 SH       SOLE                     4275
AMAZON COM INC                 COM              023135106      538     4000 SH       SOLE                     4000
AMERICAN WATER WORKS CO INC    COM              030420103     1280    57100 SH       SOLE                    57100
ANADARKO PETROLEUM CORP.       COM              032511107      624    10000 SH       SOLE                    10000
APPLE COMPUTER INC             COM              037833100     1229     5830 SH       SOLE                     5830
AT CROSS COMPANY               COM              227478104     4716   901639 SH       SOLE                   901639
AT&T                           COM              00206R102     1443    51479 SH       SOLE                    51479
AUTOMATIC DATA PROCESSING      COM              053015103      916    21400 SH       SOLE                    21400
BANK OF AMERICA CORP.          COM              060505104      669    44406 SH       SOLE                    44406
BARRICK GOLD CORP              COM              067901108     6170   156690 SH       SOLE                   156690
BEIJING CAPITAL INTL AIRPORT C COM              620842906       12    18000 SH       SOLE                    18000
BOEING CO.                     COM              097023105      271     5000 SH       SOLE                     5000
BP PLC ADR                     COM              055622104      521     8988 SH       SOLE                     8988
BRISTOL MEYERS SQUIBB          COM              110122108     3883   153790 SH       SOLE                   153790
CATERPILLAR INC.               COM              149123101     1540    27025 SH       SOLE                    27025
CELGENE CORPORATION            COM              151020104     3496    62790 SH       SOLE                    62790
CENOVUS ENERGY INC.            COM              15135U109      759    30100 SH       SOLE                    30100
CHESAPEAKE ENERGY CORP         COM              165167107     2029    78405 SH       SOLE                    78405
CISCO SYSTEMS INC              COM              17275R102     1916    80015 SH       SOLE                    80015
CLEAN ENERGY FUELS CORP.       COM              184499101      513    33260 SH       SOLE                    33260
CLEAN HARBORS INC              COM              184496107     5233    87790 SH       SOLE                    87790
CLIMATE EXCHANGE PLC           COM              335511683      210    20450 SH       SOLE                    20450
COCA COLA CO                   COM              191216100     4617    80995 SH       SOLE                    80995
COMCAST CORP                   COM              20030N101     1592    94436 SH       SOLE                    94436
CSX CORP                       COM              126408103     1640    33820 SH       SOLE                    33820
CVS CORP                       COM              126650100     2830    87850 SH       SOLE                    87850
DEERE & CO.                    COM              244199105     3831    70820 SH       SOLE                    70820
DUKE ENERGY                    COM              26441C105      404    23452 SH       SOLE                    23452
EATON VANCE CORP               COM              278265103     4693   154340 SH       SOLE                   154340
EMC CORP-MASS                  COM              268648102     4172   238820 SH       SOLE                   238820
EMERSON ELECTRIC CO.           COM              291011104     1985    46600 SH       SOLE                    46600
ENCANA CORP                    COM              292505104      975    30100 SH       SOLE                    30100
ENTERPRISE PRODUCTS PARTNERS   COM              293792107     1196    38072 SH       SOLE                    38072
EOG RESEOURCES INC.            COM              26875P101     1008    10358 SH       SOLE                    10358
EXXON MOBIL CORP               COM              30231G102     1801    26410 SH       SOLE                    26410
GENERAL ELECTRIC CO            COM              369604103      467    30880 SH       SOLE                    30880
GENERAL MILLS INC.             COM              370334104      541     7640 SH       SOLE                     7640
GLOBAL TELECOM & TECHNOLOGY IN COM              378979108      638   531650 SH       SOLE                   531650
HELMERICH & PAYNE INC.         COM              423452101     3323    83330 SH       SOLE                    83330
HERSHEY FOODS CORP.            COM              427866108      537    15000 SH       SOLE                    15000
INFINITE GROUP - RESTRICTED    COM              456910306        3    12500 SH       SOLE                    12500
INSPIRE PHARMACEUTICALS IN     COM              457733103       66    12000 SH       SOLE                    12000
INTEL CORP                     COM              458140100     1193    58493 SH       SOLE                    58493
INTL BUSINESS MACHINES CORP    COM              459200101     6220    47518 SH       SOLE                    47518
ISHARES MSCI AUSTRALIA INDEX   COM              464286103      208     9100 SH       SOLE                     9100
ISHARES MSCI BRAZIL            COM              464286400     2437    32660 SH       SOLE                    32660
ISHR MSCI CANADA               COM              464286509      500    19000 SH       SOLE                    19000
JACOBS ENGINEERING GROUP INC.  COM              469814107     2118    56325 SH       SOLE                    56325
JOHNSON & JOHNSON              COM              478160104     5525    85785 SH       SOLE                    85785
JPMORGAN CHASE & CO.           COM              46625H100     1308    31385 SH       SOLE                    31385
LKQ CORP COM                   COM              501889208     2519   128600 SH       SOLE                   128600
MARSH & MCLENNAN COS           COM              571748102      363    16460 SH       SOLE                    16460
MCDONALDS CORP                 COM              580135101     4715    75520 SH       SOLE                    75520
MICROSOFT CORP                 COM              594918104     3173   104110 SH       SOLE                   104110
MONSANTO CORP                  COM              61166W101     4284    52402 SH       SOLE                    52402
MUELLER WATER PRODUCTS         COM              624758108      812   156130 SH       SOLE                   156130
NEUSTAR INC - CL A             COM              64126X201    12166   528050 SH       SOLE                   528050
NEWMONT MINING CORP.           COM              651639106      473    10000 SH       SOLE                    10000
NORTHERN TRUST CORP.           COM              665859104     1154    22030 SH       SOLE                    22030
NOVARTIS AG-ADR                COM              66987V109     4484    82375 SH       SOLE                    82375
NOVOC HOLDINGS INC.            COM              917JQQ907       96    96000 SH       SOLE                    96000
OCCIDENTAL PETROLEUM CORP.     COM              674599105      627     7706 SH       SOLE                     7706
PALL CORP                      COM              696429307      748    20650 SH       SOLE                    20650
PEABODY ENERGY CORP.           COM              704549104     3003    66430 SH       SOLE                    66430
PEPSICO INC                    COM              713448108     1395    22950 SH       SOLE                    22950
PERRIGO CO                     COM              714290103     2319    58220 SH       SOLE                    58220
PFIZER INC                     COM              717081103     1093    60062 SH       SOLE                    60062
POTASH CORP OF SASKATCHEWAN    COM              73755L107     5774    53220 SH       SOLE                    53220
PROCTOR & GAMBLE               COM              742718109     3393    55965 SH       SOLE                    55965
QUESTAR CORP                   COM              748356102     2770    66640 SH       SOLE                    66640
RAYTHEON CO. NEW               COM              755111507      891    17300 SH       SOLE                    17300
REGAL-BELOIT CORP              COM              758750103     1605    30900 SH       SOLE                    30900
RF MONOLITHICS INC.            COM              74955F106       20    19000 SH       SOLE                    19000
SCHLUMBERGER LTD               COM              806857108     3022    46430 SH       SOLE                    46430
SOUTHWEST AIRLINES CO          COM              844741108      270    23615 SH       SOLE                    23615
SYSCO CORP                     COM              871829107      657    23500 SH       SOLE                    23500
TARGET CORP.                   COM              87612E106      834    17250 SH       SOLE                    17250
TETRA TECH INC                 COM              88162G103      946    34800 SH       SOLE                    34800
TEVA PHARMACEUTICAL INDS. LTD. COM              881624209     4759    84705 SH       SOLE                    84705
TEXAS INSTRUMENTS INC          COM              882508104      303    11640 SH       SOLE                    11640
THE TRAVELERS COMPANIES, INC   COM              89417E109     3652    73240 SH       SOLE                    73240
THERMO FISHER SCIENTIFIC INC.  COM              883556102     5155   108090 SH       SOLE                   108090
UNITED TECHNOLOGIES INC.       COM              913017109     3534    50910 SH       SOLE                    50910
VERIZON COMMUNICATIONS         COM              92343V104      274     8266 SH       SOLE                     8266
WAL-MART STORES INC            COM              931142103     3150    58935 SH       SOLE                    58935
WALT DISNEY COMPANY            COM              254687106     1085    33640 SH       SOLE                    33640
WATSON PHARMACEUTICALS         COM              942683103     2684    67750 SH       SOLE                    67750
WEYERHAEUSER CO.               COM              962166104      259     6000 SH       SOLE                     6000
XTO ENERGY INC.                COM              98385X106     1863    40030 SH       SOLE                    40030
GLOBAL TELECOM & TECH WTS EXP                   378979116        1    77500 SH       SOLE                    77500
GLOBAL TELECOM & TECH WTS EXP                   378979124        1    93500 SH       SOLE                    93500